Arden Group, Inc.

March 11, 2013

United States Securities & Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Reference:                      Form 10-K
  File Number 0-9904

Ladies and Gentlemen:

Enclosed is the Arden Group, Inc. Form 10-K for the year ended December 29, 2012.  The financial statements in the enclosed report do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Very truly yours,

ARDEN GROUP, INC.

/s/LAURA J. NEUMANN

Laura J. Neumann
Chief Financial Officer

LJN/clp
Enclosure

2020 South Central Avenue, Compton, California  90220
Telephone:  (310) 638-2842    Facsimile:  (310) 631-0950